LOANS (Details 7) - Loans Receivable - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Average Recorded Investment
With no related allowance recorded	$ 4,074,403	$ 4,432,248
With an allowance recorded	1,779,980	2,627,254
Total	5,854,383	7,059,502
Interest Income Recognized
With no related allowance recorded	31,862	13,522
With an allowance recorded	31,787	41,465
Total	$ 63,649	$ 54,987
Cash Basis Interest Recognized
Real estate loans
Average Recorded Investment
With no related allowance recorded	$ 3,996,295	$ 3,980,377
With an allowance recorded	1,414,877	2,502,994
Interest Income Recognized
With no related allowance recorded	30,377	12,421
With an allowance recorded	$ 20,221	$ 32,888
Cash Basis Interest Recognized
Real estate loans | One-to-four family
Average Recorded Investment
With no related allowance recorded	$ 710,678	$ 633,963
With an allowance recorded	481,678	667,999
Interest Income Recognized
With no related allowance recorded	2,200	2,306
With an allowance recorded	$ 8,968	$ 11,874
Cash Basis Interest Recognized
Real estate loans | Multi-family
Average Recorded Investment
With no related allowance recorded	$ 1,123,043	$ 1,309,419
With an allowance recorded		414,443
Interest Income Recognized
With no related allowance recorded	$ 30	$ 30
With an allowance recorded
Cash Basis Interest Recognized
Real estate loans | Commercial
Average Recorded Investment
With no related allowance recorded	$ 1,417,242	$ 853,898
With an allowance recorded	933,199	1,367,490
Interest Income Recognized
With no related allowance recorded	26,003	7,709
With an allowance recorded	$ 8,823	$ 18,584
Cash Basis Interest Recognized
Real estate loans | Construction and land
Average Recorded Investment
With no related allowance recorded	$ 745,332	$ 1,183,097
With an allowance recorded		53,062
Interest Income Recognized
With no related allowance recorded	$ 2,144	2,376
With an allowance recorded	$ 2,430	$ 2,430
Cash Basis Interest Recognized
Commercial business
Average Recorded Investment
With no related allowance recorded	$ 22,470	$ 345,137
With an allowance recorded	305,930	$ 121,785
Interest Income Recognized
With no related allowance recorded	389
With an allowance recorded	$ 11,498	$ 8,577
Cash Basis Interest Recognized
Consumer
Average Recorded Investment
With no related allowance recorded	$ 55,638	$ 106,734
With an allowance recorded	59,173	2,475
Interest Income Recognized
With no related allowance recorded	1,096	$ 1,101
With an allowance recorded	$ 68
Cash Basis Interest Recognized
Consumer | Home equity
Average Recorded Investment
With no related allowance recorded	$ 53,926	$ 106,734
With an allowance recorded	58,779	2,475
Interest Income Recognized
With no related allowance recorded	1,096	$ 1,101
With an allowance recorded	$ 68
Cash Basis Interest Recognized
Consumer | Automobile and other
Average Recorded Investment
With no related allowance recorded	$ 1,712
With an allowance recorded	$ 394
Interest Income Recognized
With no related allowance recorded
With an allowance recorded
Cash Basis Interest Recognized